INCOME TAXES - Narrative (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net tax expense recorded	$ 4,300
Provisional expense for U.S. tax reform bill	55,000
Net benefit for revaluation of deferred tax assets and liabilities	50,700
Provisional benefit for net deferred taxes	24,600
Transition tax expense	$ 51,800
France tax rate change (as a percent)	6.50%	6.50%	(0.00%)
U.S. tax rate change	7.90%	(0.00%)	(0.00%)
U.S. tax reform provision	15.60%	0.00%	0.00%
Transaction costs related to acquisitions	0.00%	1.50%	0.00%
Valuation allowance for foreign carryforwards	$ 25,700
Net operating loss carryforwards	65,700
Unrecognized tax benefits	6,910	$ 8,423	$ 10,557	$ 12,596
Unrecognized tax benefits if recognized that would affect effective tax rate	4,400	4,200
Accrued interest	700	800
Accrued penalties	100	$ 300
Unrecognized tax benefits subject to change within the next 12 months	$ 5,200